Vessels - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessels [Line Items]
Carrying value of assets	$ 2,053,286	$ 2,199,154
Vessel impairment charge	$ 0	$ 0	$ 28,290
Silia T, Triathlon, Delphi and Millennium vessels - Carrying value prior to impairment
Vessels [Line Items]
Carrying value of assets			123,540
Silia T, Triathlon, Delphi and Millennium vessels - Carrying value after impairment
Vessels [Line Items]
Carrying value of assets			95,250
Silia T, Triathlon, Delphi and Millennium vessels
Vessels [Line Items]
Vessel impairment charge			$ 28,290